GCAT 2021-NQM6 Trust ABS-15G

Exhibit 99.24

Client Name:
Client Project Name:	GCAT 2021-NQM6
Start - End Dates:	7/26/2018 - 6/29/2021
Deal Loan Count:	138

Waived Conditions Summary

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